Consolidated Statements of Stockholders' Equity (Deficit) (USD $)		Total USD ($)	Series A USD ($)	Series D USD ($)	Series A Preferred Stock USD ($)	Series B Preferred Stock USD ($)	Series E Preferred Stock USD ($)	Series F Preferred Stock USD ($)	Series A Warrants USD ($)	Series C Preferred Stock USD ($)	Series D Preferred Stock USD ($)	Cumulative convertible preferred stock, series A through C USD ($)	Cumulative convertible preferred stock, series A through C Series A Preferred Stock USD ($)	Cumulative convertible preferred stock, series A through C Series B Preferred Stock USD ($)	Convertible preferred stock, series A (2009)	Convertible preferred stock, series A (2009) Series A Preferred Stock USD ($)	Cumulative convertible preferred stock, series B through F (2009-2010)	Cumulative convertible preferred stock, series B through F (2009-2010) Series B Preferred Stock USD ($)	Cumulative convertible preferred stock, series B through F (2009-2010) Series E Preferred Stock USD ($)	Cumulative convertible preferred stock, series B through F (2009-2010) Series F Preferred Stock USD ($)	Cumulative convertible preferred stock, series B through F (2009-2010) Series C Preferred Stock USD ($)	Cumulative convertible preferred stock, series B through F (2009-2010) Series D Preferred Stock USD ($)	Common stock USD ($)	Common stock Series A USD ($)	Common stock Series D USD ($)	Common stock Series A Preferred Stock USD ($)	Common stock Series B Preferred Stock USD ($)	Common stock Series E Preferred Stock USD ($)	Common stock Series F Preferred Stock USD ($)	Common stock Series A Warrants USD ($)	Common stock Series C Preferred Stock USD ($)	Common stock Series D Preferred Stock USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Series A USD ($)	Additional paid-in capital Series D USD ($)	Additional paid-in capital Series A Preferred Stock USD ($)	Additional paid-in capital Series B Preferred Stock USD ($)	Additional paid-in capital Series E Preferred Stock USD ($)	Additional paid-in capital Series F Preferred Stock USD ($)	Additional paid-in capital Series A Warrants USD ($)	Additional paid-in capital Series C Preferred Stock USD ($)	Additional paid-in capital Series D Preferred Stock USD ($)	Accumulated other comprehensive income (loss) USD ($)	Deficit accumulated during the development stage USD ($)	Deficit accumulated during the development stage Series A Preferred Stock USD ($)	Deficit accumulated during the development stage Series B Preferred Stock USD ($)	Deficit accumulated during the development stage Series E Preferred Stock USD ($)	Deficit accumulated during the development stage Series F Preferred Stock USD ($)	Deficit accumulated during the development stage Series C Preferred Stock USD ($)	Deficit accumulated during the development stage Series D Preferred Stock USD ($)	Treasury stock at cost USD ($)
Beginning Balances, shares at Jun. 11, 1996
Sale of common stock without par value		$ 10																															$ 10
Sale of common stock without par value, shares																							20
Issuance of common stock in acquisition		(13,154)																					69										4,871											(18,094)
Issuance of common stock in acquisition, shares																							68,645
Sale of common/preferred stock																							80										2,386											(2,466)
Sale of common/preferred stock, shares																							80,405
Net loss		(259,476)																																										(259,476)
Ending Balances at Dec. 31, 1996	[1]	(272,620)																					149										7,267											(280,036)
Ending Balances, shares at Dec. 31, 1996	[1]																						149,070
Minority interest deficiency at acquisition charged to the Company		(45,003)																																										(45,003)
Stock issued during period value sale net		1,790,979																					40										1,790,939
Stock issued during period shares sale, net																							40,182
Issuance of common stock in acquisition		888,250																					15										888,235
Issuance of common stock in acquisition, shares																							15,036
Net loss		(1,979,400)																																										(1,979,400)
Ending Balances at Dec. 31, 1997	[1]	382,206																					204										2,686,441											(2,304,439)
Ending Balances, shares at Dec. 31, 1997	[1]																						204,288
Rescission of acquisition		(327,084)																					(15)										(888,235)											561,166
Rescission of acquisition, shares																							(15,036)
Issuance of common stock at conversion of notes and interest payable		364,000																					18										363,982
Issuance of common stock at conversion of notes and interest payable, shares																							18,011
Expense related to stock warrants issued / Detachable warrants issued with notes payable / Issuance of warrants in settlement of a claim		260,000																															260,000
Net loss		(1,204,380)																																										(1,204,380)
Ending Balances at Dec. 31, 1998	[1]	(525,258)																					207										2,422,188											(2,947,653)
Ending Balances, shares at Dec. 31, 1998	[1]																						207,263
Sale of common, Value		135,000																					27										134,973
Sale of common, shares																							27,136
Expense related to stock warrants issued / Detachable warrants issued with notes payable / Issuance of warrants in settlement of a claim		212,000																															212,000
Net loss		(1,055,485)																																										(1,055,485)
Ending Balances at Dec. 31, 1999	[1]	(1,233,743)																					234										2,769,161											(4,003,138)
Ending Balances, shares at Dec. 31, 1999	[1]																						234,399
Sale of preferred stock value, net offering costs		3,123,500										32																					3,123,468
Sale of preferred stock shares, net offering costs, shares												3,200
Dividends payable on preferred stock		(85,000)																															(85,000)
Issuance of common stock at conversion of notes and interest payable		492,497																					16										492,481
Issuance of common stock at conversion of notes and interest payable, shares																							16,499
Issuance of common stock to settle obligations / Issuance of common stock to pay interest on Bridge Notes		1,202,160																					20										1,202,140
Cashless exercise of warrants																							24										(24)
Issuance of common stock to settle obligations / Issuance of common stock to pay interest on Bridge Notes, shares																							19,804
Cashless exercise of warrants, shares																							23,963
Issuance of warrants for acquisition		4,767,664																															4,767,664
Stock issued for acquisition costs		487,500																					6										487,494
Issuance of common stock in acquisition		9,332,769																					280										9,332,489
Stock issued for acquisition costs, shares																							6,000
Issuance of common stock in acquisition, shares																							280,000
Expense related to stock warrants issued		140,000																															140,000
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock		84,000																					3										83,997
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock, shares																							2,814
Net loss		(3,701,084)																																										(3,701,084)
Ending Balances at Dec. 31, 2000	[1]	14,610,263										32											583										22,313,870											(7,704,222)
Ending Balances, shares at Dec. 31, 2000	[1]											3,200											583,479
Dividends payable on preferred stock		(256,000)																															(256,000)
Repurchase of warrants		(55,279)																															(55,279)
Sale of warrants		47,741																															47,741
Issuance of common stock to pay preferred dividends		213,000																					4										212,996
Cashless exercise of warrants																							9										(9)
Issuance of common stock to pay preferred dividends, shares																							3,737
Cashless exercise of warrants, shares																							8,740
Expense related to stock warrants issued / Detachable warrants issued with notes payable / Issuance of warrants in settlement of a claim		450,000																															450,000
Issuance of warrants to pay operating expenses		167,138																															167,138
Issuance of preferred stock to pay operating expenses		136,500										1																					136,499
Issuance of preferred stock to pay operating expenses, shares												137
Issuance of common stock to pay operating expenses		387,271																					4										387,267
Issuance of common stock to pay operating expenses, shares																							4,252
Net loss		(16,339,120)																																										(16,339,120)
Ending Balances at Dec. 31, 2001	[1]	(638,486)										33											600										23,404,223											(24,043,342)
Ending Balances, shares at Dec. 31, 2001	[1]											3,337											600,208
Dividends payable on preferred stock		(242,400)																															(242,400)
Sale of warrants, shares																							9,600
Sale of warrants		117,853																					10										117,843
Cashless exercise of warrants																							4										(4)
Cashless exercise of warrants, shares																							4,008
Exercise of warrants		168,822																					14										168,808
Exercise of warrants, shares																							13,783
Sale of preferred stock at $10.00 per share		701,093										701																					700,392
Sale of preferred stock at $10.00 per share, shares												70,109
Preferred stock dividends forgiven		335,440																															335,440
Sale of common/preferred stock		300,000										2,000																					298,000
Sale of common/preferred stock, shares												200,000
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock												(30)											72										(42)
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock, shares												(3,000)											72,000
Issuance of warrants to pay operating expenses		163,109																															163,109
Issuance of preferred stock to pay operating expenses		6,001										1																					6,000
Issuance of preferred stock to pay operating expenses, shares												136
Issuance of common stock to pay operating expenses		12,269																															12,269
Issuance of common stock to pay operating expenses, shares																							251
Share-based compensation expense - employee options		329,296																															329,296
Net loss		(2,105,727)																																										(2,105,727)
Ending Balances at Dec. 31, 2002		(852,730)										2,705											700										25,292,934											(26,149,069)
Ending Balances, shares at Dec. 31, 2002												270,582											699,850
Dividends payable on preferred stock		(37,840)																															(37,840)
Issuance of common stock to settle obligations / Issuance of common stock to pay interest on Bridge Notes		53,491																					7										53,484
Issuance of common stock to settle obligations / Issuance of common stock to pay interest on Bridge Notes, shares																							6,633
Sale of common stock at $1.00 per share, net of issuance costs		3,992,849																					148										3,992,701
Sale of common stock at $1.00 per share, net of issuance costs, shares																							148,069
Exchange of warrants		49,721																					9										49,712
Exchange of warrants, shares																							9,412
Sale of common/preferred stock		2,597,332																					266										2,597,066
Sale of common/preferred stock, shares																							265,630
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock												(701)											561										140
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock, shares												(70,109)											560,874
Issuance of warrants to pay operating expenses		156,735																															156,735
Issuance of common stock to pay operating expenses		206,799																					9										206,790
Issuance of common stock to pay operating expenses, shares																							9,200
Share-based compensation expense - employee options		286,033																															286,033
Net loss		(2,332,077)																																										(2,332,077)
Ending Balances at Dec. 31, 2003		4,120,313										2,004											1,700										32,597,755											(28,481,146)
Ending Balances, shares at Dec. 31, 2003												200,473											1,699,668
Extinguishment of dividends payable on preferred stock		72,800																															72,800
Cashless exercise of warrants																							18										(18)
Cashless exercise of warrants, shares																							18,583
Exercise of warrants		27,353																					1										27,352
Payment of financing and offering costs		(1,366,774)																															(1,366,774)
Exercise of warrants, shares																							953
Acquisition of treasury stock																																	34,747																		(34,747)
Sale of common/preferred stock		15,626,450																					417										15,626,033
Sale of common/preferred stock, shares																							416,705
Expense related to stock warrants issued / Detachable warrants issued with notes payable / Issuance of warrants in settlement of a claim		86,375																															86,375
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock													(4)	(2,000)												9	8									(5)	1,992
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock, shares													(473)	(200,000)												9,460	8,000
Share-based compensation expense - employee options		524,922																															524,922
Net loss		(6,701,048)																																										(6,701,048)
Ending Balances at Dec. 31, 2004		12,390,391																					2,153										47,605,179											(35,182,194)							(34,747)
Ending Balances, shares at Dec. 31, 2004																							2,153,369
Par value of shares issued in conjunction with mezzanine financing																							433										(433)
Par value of shares issued in conjunction with mezzanine financing, shares																							432,432
Other comprehensive income/(loss)		(1,722)																																									(1,722)
Cashless exercise of warrants																							6										(6)
Cashless exercise of warrants, shares																							5,985
Exercise of warrants		3,073,438																					90										3,073,348
Exercise of warrants, shares																							90,348
Issuance of common stock to vendor		258,500																					5										258,495
Issuance of common stock to vendor, shares																							5,000
Exercise of stock options		145,000																					7										144,993
Exercise of stock options, shares																							7,400
Share-based compensation expense- non-employee options		93,549																															93,549
Share-based compensation expense - employee options		994,874																															994,874
Net loss		(24,782,646)																																										(24,782,646)
Ending Balances at Dec. 31, 2005		(7,828,616)																					2,694										52,169,999										(1,722)	(59,964,840)							(34,747)
Ending Balances, shares at Dec. 31, 2005																							2,694,534
Other comprehensive income/(loss)		(368)																																									(368)
Cashless exercise of warrants																							17										(17)
Cashless exercise of warrants, shares																							16,807
Stock issued during period value sale net		37,070,211																					582										37,069,629
Exercise of warrants		7,691,590																					204										7,691,386
Stock issued during period shares sale, net																							581,800
Exercise of warrants, shares																							204,150
Issuance of stock for severance agreement		196,674																					2										196,672
Issuance of stock for severance agreement, shares																							2,406
Issuance of common stock in acquisition		10,163,952																					84										10,163,868
Issuance of common stock in acquisition, shares																							84,000
Share-based compensation expense - non-employee restricted stock		68,650																					1										68,649
Share-based compensation expense - non-employee restricted stock, shares																							600
Exercise of stock options		125,751																					4										125,747
Exercise of stock options, shares																							3,700
Cancellation of treasury stock shares																							(1)										(34,746)																		34,747
Cancellation of treasury stock shares, shares																							(927)
Share-based compensation expense- non-employee options		104,225																															104,225
Share-based compensation expense - employee options		1,697,452																															1,697,452
Net loss		(29,331,773)																																										(29,331,773)
Ending Balances at Dec. 31, 2006		19,957,748																					3,587										109,252,864										(2,090)	(89,296,613)
Ending Balances, shares at Dec. 31, 2006																							3,587,070
Cumulative effect of change in accounting principle		30,356,439																															18,116,751											12,239,688
Other comprehensive income/(loss)		4,792																																									4,792
Exercise of stock options		441,616																					23										441,593
Exercise of stock options, shares																							23,033
Share-based compensation expense- non-employee options		1,908																															1,908
Share-based compensation expense - employee options		2,414,077																															2,414,077
Net loss		(22,142,040)																																										(22,142,040)
Ending Balances at Dec. 31, 2007		31,034,540																					3,610										130,227,193										2,702	(99,198,965)
Ending Balances, shares at Dec. 31, 2007																							3,610,103
Other comprehensive income/(loss)		(2,702)																																									(2,702)
Share-based compensation expense- non-employee options		4,982																															4,982
Share-based compensation expense - employee options		1,605,908																															1,605,908
Net loss		(26,647,493)																																										(26,647,493)
Ending Balances at Dec. 31, 2008		5,995,235																					3,610										131,838,083											(125,846,458)
Ending Balances, shares at Dec. 31, 2008																							3,610,103
Deemed dividend on series A, B, C, D, E, F preferred stock																																				1,207,536	214,795				186,173	3,258,383			(1,207,536)	(214,795)			(186,173)	(3,258,383)
Stock issued during period value sale net										711,199	5,124,136										1	11																			711,198	5,124,125
Exercise of warrants			900,000	2,113,920																				240	576									899,760	2,113,344
Stock issued during period shares sale, net																					922	11,283
Exercise of warrants, shares																								240,000	576,000
Sale of common/preferred stock					1,735,629	833,031										2		1																		1,735,627	833,030
Sale of common/preferred stock, shares																1,993		1,361
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock																(2)		(1)			(1)	(11)				721	380				284	2,400				(719)	(379)				(283)	(2,389)
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock, shares																(1,993)		(1,361)			(922)	(11,283)				721,448	380,168				283,692	2,400,000
Share-based compensation expense - employee options		585,438																															585,438
Net loss		(11,325,058)																																										(11,325,058)
Ending Balances at Dec. 31, 2009		6,673,530																					8,211										148,703,722											(142,038,403)
Beginning Balances, shares at Dec. 31, 2009																							8,211,411
Reduction of shares and cash paid in lieu for fractional shares following the reverse split		(146)																															(146)
Reduction of shares and cash paid in lieu for fractional shares following the reverse split, shares																							(31)
Deemed dividend on series A, B, C, D, E, F preferred stock																																						2,514,920	3,124,876								(2,514,920)	(3,124,876)
Stock issued during period value sale net							14,014,724	13,344,768											19	19																		14,014,705	13,344,749
Exercise of warrants									317,444																					85										317,359
Stock issued during period shares sale, net																			19,000	19,217
Exercise of warrants, shares																														84,651
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock																			(19)	(19)								1,994	5,190									(1,975)	(5,171)
Issuance of common stock at conversion of notes payable / Conversion of preferred stock into common stock / Conversion of Series C preferred stock into common stock, shares																			(19,000)	(19,217)								1,993,965	5,190,306
Share-based compensation expense - employee options		785,943																															785,943
Net loss		(8,450,922)																																										(8,450,922)
Ending Balances at Dec. 31, 2010		26,685,341																					15,480										182,798,982											(156,129,121)
Ending Balances, shares at Dec. 31, 2010																							15,480,302
Other comprehensive income/(loss)		(2,298)																																									(2,298)
Sale of common stock, net of offering costs		15,644,804																					21,250										15,623,554
Sale of common stock, net of offering costs, shares																							21,250,000
Stock issued during period value sale net		20,959,406																					8,185										20,951,221
Stock issued during period shares sale, net																							8,184,556
Issuance of common stock in acquisition		5,885,323																					2,801										5,882,522
Issuance of common stock in acquisition, shares																							2,800,851
Share-based compensation expense - employee options		866,052																															866,052
Net loss		(13,259,931)																																										(13,259,931)
Ending Balances at Dec. 31, 2011		56,778,697																					47,716										226,122,331										(2,298)	(169,389,052)
Ending Balances, shares at Dec. 31, 2011																							47,715,709
Other comprehensive income/(loss)		104																																									104
Repurchase of Subject to Vesting Shares		(1,454)																																																	(1,454)
Repurchase of Subject to Vesting Shares, shares																							(1,454,079)
Elimination of contingent asset		(886,988)																															(886,988)
Exercise of stock options		2,194																					4										2,190
Exercise of stock options, shares		3,656																					3,656
Share-based compensation expense - employee options		1,459,330																															1,459,330
Net loss		(15,559,489)																																										(15,559,489)
Ending Balances at Dec. 31, 2012		$ 41,792,394																					$ 47,720										$ 226,696,863										$ (2,194)	$ (184,948,541)							$ (1,454)
Ending Balances, shares at Dec. 31, 2012																							46,265,286

[1]	Not covered by audit report included herein.